Fair value measurement - Fair value hierarchy of assets and liabilities measured at fair value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024		Apr. 01, 2023 [1]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	¥ 112,274	¥ 119,189	[1]	¥ 71,978
Total Liabilities	101,505	106,745	[1]	¥ 61,501
Recurring
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	44,748	44,251
Total Liabilities	44,889	44,021
Recurring | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	44,479	44,020
Recurring | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities		1
Recurring | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	398
Recurring | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	12
Recurring | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	44,680	44,207
Recurring | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	68	44
Recurring | Level 1
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	44,702	44,209
Total Liabilities	44,878	44,020
Recurring | Level 1 | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	44,479	44,020
Recurring | Level 1 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities		0
Recurring | Level 1 | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	398
Recurring | Level 1 | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0
Recurring | Level 1 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	44,680	44,207
Recurring | Level 1 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	22	2
Recurring | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	0	3
Total Liabilities	0	1
Recurring | Level 2 | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0	0
Recurring | Level 2 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities		1
Recurring | Level 2 | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0
Recurring | Level 2 | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0
Recurring | Level 2 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	0	0
Recurring | Level 2 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	0	3
Recurring | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	46	39
Total Liabilities	12	0
Recurring | Level 3 | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0	0
Recurring | Level 3 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities		0
Recurring | Level 3 | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	0
Recurring | Level 3 | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total Liabilities	12
Recurring | Level 3 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	0	0
Recurring | Level 3 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Total assets	¥ 46	¥ 39

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”